--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================





Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 1998.


The Fund had net assets of $230,672,578 and 3,101 active shareholders as of August 31, 1998. Dividends earned on a share held throughout the period were $0.028 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.82% yield on an annual basis.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff





Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (7.46%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,042,000   Beaufort County, NC Water District Bath Township,
               NC GO Water BAN (b)                                                  02/10/99  3.62%  $ 3,042,443
   1,005,000   Charlotte, NC COPS (b)
               (FY 1998 Equipment Acquisition Project) - Series A                   09/01/98  3.51     1,005,000
   2,000,000   Cumberland County, NC GO Bonds (b)
               FGIC Insured                                                         03/01/99  3.48     2,011,559
   1,208,000   Franklinton, NC BAN (b)                                              12/09/98  3.52     1,208,365
   1,175,000   Greensboro, NC GO Public Improvement BAN                             04/01/99  3.52     1,181,607    VMIG-1
   2,250,000   Guilford County, NC GO Bonds (b)                                     02/01/99  3.52     2,251,364
   1,000,000   Mecklenberg County, NC Public Improvement - Series A (b)             02/01/99  3.50     1,002,438
   4,050,000   Mecklenberg County, NC Public Improvement - Series B (b)             02/01/99  3.50     4,059,884
   1,455,000   Walnut Cove, NC BAN (b)                                              02/10/99  3.62     1,455,619
 -----------                                                                                         -----------
  17,185,000   Total Other Tax Exempt Investments                                                    $17,218,279
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (72.60%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985 (b)
               LOC Societe Generale                                                 12/01/00  3.40%  $ 3,000,000
   2,000,000   Burke County, NC Industrial Facilities & PCFA IDRB
               (Jobs Project)
               LOC Wachovia Bank & Trust Co., N.A.                                  06/01/02  3.35     2,000,000             A1+
   4,740,000   Charlotte-Mecklenburg Hospital Authority Health Care RB - Series B   01/15/26  3.20     4,740,000    VMIG-1   A1+
   6,000,000   Charlotte-Mecklenburg Hospital Authority Health Care RB - Series D   01/15/26  3.15     6,000,000    VMIG-1   A1+
  12,100,000   City of Charlotte, NC Airport Refunding Bonds - Series A
               MBIA Insured                                                         07/01/17  3.25    12,100,000    VMIG-1   A1
   1,000,000   City of Charlotte, NC Airport Refunding Bonds - Series 1993A
               MBIA Insured                                                         07/01/16  3.15     1,000,000    VMIG-1   A1+
   6,995,000   Clipper, NC Tax Exempt Certificates Trust - Series A                 04/12/04  3.36     6,995,000    VMIG-1
   1,000,000   Columbus County, NC (Conflandey Project) (b)
               LOC Bank Nationale de Paris                                          01/01/15  3.45     1,000,000
     880,000   Durham County, NC Public Improvement GO Bonds                        05/01/07  3.15       880,000    VMIG-1   A2
   2,200,000   Durham County, NC Public Improvement GO Bonds                        02/01/10  3.15     2,200,000    VMIG-1   A1+
     900,000   Durham, NC Water & Sewer Utility System
               LOC Wachovia Bank & Trust Co., N.A.                                  12/01/15  3.25       900,000    VMIG-1   A1+
     900,000   East Carolina University, NC University RB
               (Dowdy-Ficklen Stadium Project)
               LOC Wachovia Bank & Trust Co., N.A.                                  05/01/17  3.15       900,000    VMIG-1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   100,000   Gaston County, NC PCFA RB
               (Keystone Carbon Company) (b)
               LOC Mellon Bank, N.A.                                                09/01/00  3.40%  $   100,000
   5,000,000   Granville County, NC Industrial Facilities & PCFA
               (Mayville Metal Product Project) (b)
               LOC Toronto-Dominion Bank                                            05/23/20  3.75     5,000,000
   2,740,000   Greensboro, NC GO Bond                                               04/01/19  3.20     2,740,000    VMIG-1   A1+
   2,800,000   Harnett County, NC Industrial Facilities & PCFA IDRB
               (Edwards Brothers Inc. Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                                  01/01/07  3.40     2,800,000
   1,800,000   Iredell County, NC PCFA IDRB (Jet Corr Inc.) (b)
               LOC National Bank of Detroit                                         09/01/99  3.40     1,800,000
   1,000,000   Johnson County, NC Industrial Facilities & Pollution Control IDRB (b)
               LOC PNC Bank, N.A.                                                   03/01/11  3.50     1,000,000
   3,800,000   Lenoir County, NC Industrial Facilities
               (West Co. of Nebraska Inc.) - Series 1985 (b)
               LOC Dresdner Bank A.G.                                               10/01/05  3.45     3,800,000
   1,100,000   Lincoln County, NC Industrial Facilities & PCFA RB
               (Leucadia Inc. Project)
               LOC National Bank of Canada                                          09/01/00  3.40     1,100,000      P1
   1,000,000   Mecklenberg County, NC Industrial Facilities & PCFA
               (EDG Comb Metals) (b)
               LOC Bank Nationale de Paris                                          12/01/09  3.30     1,000,000
   1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
               (Griffith Micro Science Project)
               LOC ABN AMRO Bank N.V.                                               11/01/07  3.35     1,500,000             A1+
   2,850,000   Mecklenburg County, NC Industrial Facilities & PCFA IDRB
               (Otto Industry) (b)
               LOC Bank of Austria                                                  10/01/08  3.40     2,850,000
   1,800,000   Mecklenburg County, NC PCFA IDRB
               (Virkler Company) (b)
               LOC First Union National Bank                                        12/01/04  3.45     1,800,000
   5,000,000   Mecklenberg County, NC - Series C                                    02/01/17  3.20     5,000,000    VMIG-1   A1
   1,000,000   Mecklenberg County, NC - Series C                                    02/01/18  3.20     1,000,000    VMIG-1   A1+
   2,000,000   Moore County, NC Industrial Facilities & PCFA RB
               (Perdue Farm Project) - Series 1990 (b)
               LOC Rabobank Nederland                                               06/01/10  3.20     2,000,000



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000   North Carolina Eastern Municipal Power Agency ROCS
               (Power System ROCS - Series 46)                                       12/04/18  3.55%  $ 5,000,000            A1+
   2,700,000   North Carolina Educational Facilities (Davidson College Project) (b)  12/01/04  3.40     2,700,000
   1,000,000   North Carolina Educational Facilities Finance Agency RB
               (Gardner Webb University)
               LOC First Union National Bank                                         07/01/17  3.20     1,000,000            A1
   4,700,000   North Carolina Educational Facilities Finance Authority
               (Duke University) - Series 1987A                                      12/01/17  3.20     4,700,000   VMIG-1   A1+
   2,500,000   North Carolina Medical Care Commission
               (Lutheran Services for the Aging)
               LOC Branch Bank & Trust                                               03/01/28  3.65     2,500,000            A1
   7,100,000   North Carolina Medical Care Commission HRB
               (Park Ridge Hospital Project)
               LOC Suntrust Bank                                                     08/15/18  3.25     7,100,000            A1
  12,650,000   North Carolina Medical Care Commission HRB
               (Pooled Equipment Financing Project)
               MBIA Insured                                                          12/01/25  3.35    12,650,000   VMIG-1   A1+
   3,700,000   North Carolina Medical Care Commission Health Care Facilities RB
               (Pungo District Hospital) (b)
               LOC Centura Bank & Norwest Bank                                       12/01/18  3.35     3,700,000
   7,650,000   North Carolina Medical Care Commission Health System RB
               (Updates Catholic Health Project)
               AMBAC Indemnity                                                       11/15/28  3.30     7,650,000   VMIG-1   A1+
   8,000,000   North Carolina Medical Care
               Commission Retirement Community RB - Series B
               LOC LaSalle National Bank                                             11/15/09  3.30     8,000,000            A1+
   6,000,000   North Carolina State Certificates - Series 38                         04/01/13  3.46     6,000,000   VMIG-1
     800,000   Piedmont Triad, NC Airport Authority (The Cessna Aircraft Company)
               LOC NationsBank                                                       10/01/12  3.40       800,000            A1+
     600,000   Randolph County, NC Industrial Facilities & PCFA (b)
               LOC Bank One                                                          09/01/05  3.50       600,000
   1,300,000   Raleigh Durham, NC Airport Authority (American Airlines - Series 1995A)
               LOC Royal Bank of Canada                                              11/01/05  3.35     1,300,000            A1+
   1,200,000   Raleigh Durham, NC Airport Authority
               (American Airlines - Series 1995B)
               LOC Royal Bank of Canada                                              11/01/15  3.35     1,200,000            A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   250,000   Samson County, NC Industrial Facilities & PCFA IDRB
               (DuBose Strapping) (b)
               LOC First Union National Bank                                         02/01/99  3.45%  $    250,000
   1,000,000   Samson County, NC Industrial Facilities & PCFA IDRB
               (DuBose Strapping) (b)
               LOC First Union National Bank                                         07/01/07  3.40      1,000,000
   6,100,000   University of North Carolina,
               Chapel Hill School of Medicine Ambulatory Care Clinic                 07/01/12  3.45      6,100,000            A1+
  10,600,000   Wake County, NC Industrial Facilities & PCFA
               (Carolina Power and Light) - Series A
               LOC Credit Suisse First Boston                                        05/01/15  3.22     10,600,000     P1     A1+
   6,525,000   Warren County, NC Industrial Facilities & PCFA IDRB
               (Glen Raven Mills Project) (b)
               LOC Wachovia Bank & Trust Co., N.A.                                   05/01/08  3.40      6,525,000
   2,370,000   Winston-Salem, NC COPS - Series 1988                                  07/01/09  3.45      2,370,000   VMIG-1   A1+
     500,000   Winston-Salem, NC GO Bond                                             06/01/07  3.30        500,000   VMIG-1   A1+
 -----------                                                                                          ------------
 167,450,000   Total Other Variable Rate Demand Instruments                                            167,450,000
 -----------                                                                                          ------------
Put Bonds (d) (3.45%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,060,000   North Carolina Industrial Facilities & PCFA (GVK America Inc.) (b)
               LOC Union Bank of Switzerland                                         12/01/98  4.00%  $  2,060,000
     700,000   North Carolina Industrial Facilities & PCFA RB
               (Greer Labs Incorporated Project)
               LOC First Union National Bank                                         12/01/98  4.00        700,000            A1+
   2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Merck & Co. Inc. Proj.) - Series1983A (b)                            12/01/98  3.80      2,700,000
   2,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                                09/01/98  3.80      2,500,000   VMIG-1   A1+
 -----------                                                                                          ------------
   7,960,000   Total Put Bonds                                                                           7,960,000
 -----------                                                                                          ------------
Revenue Bond (1.73%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 83A                                    03/01/99  3.55%  $  4,000,000    Aa1     AAA
 -----------                                                                                          ------------
   4,000,000   Total Revenue Bond                                                                        4,000,000
 -----------                                                                                          ------------





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Tax Exempt Commercial Paper (12.61%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,120,000   City of Winston-Salem, NC (Water and Sewer System) - Series 1989
               FHA Insured                                                           10/15/98  3.65%  $  1,120,000            A1+
   3,500,000   North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                                10/21/98  3.50      3,500,000     P1     A1+
   2,000,000   North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                                10/28/98  3.50      2,000,000     P1     A1+
   1,500,000   North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                                11/18/98  3.50      1,500,000     P1     A1+
   1,500,000   North Carolina Eastern Municipal Power Agency
               LOC Canadian Imperial Bank of Commerce                                12/09/98  3.55      1,500,000     P1     A1+
   7,075,000   North Carolina Eastern Municipal Power Agency - Series B
               LOC Morgan Guaranty & Union Bank of Switzerland                       01/14/99  3.50      7,075,000            A1+
   4,300,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                       09/10/98  3.70      4,300,000     P1     A1+
   1,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                       09/15/98  3.60      1,000,000     P1     A1+
   2,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                       09/16/98  3.50      2,000,000     P1     A1+
   4,300,000   North Carolina Municipal Power Agency #1 (Catawba Project)
               LOC Morgan Guaranty & Union Bank of Switzerland                       11/12/98  3.50      4,300,000     P1     A1+
     800,000   Puerto Rico Government Development Bank                               10/15/98  3.00        800,000            A1+
 -----------                                                                                          ------------
  29,095,000   Total Tax Exempt Commercial Paper                                                        29,095,000
 -----------                                                                                          ------------
Variable Rate Demand Instruments - Participations (c) (1.91%)
------------------------------------------------------------------------------------------------------------------------------------

 $ 3,500,000   North Carolina State University (Housing Facilities) (b)              07/01/99  4.01%  $  3,500,000
     900,000   North Carolina State University
               (Student Health Facilities) Tax Exempt Lines of Credit (b)            07/01/99  4.01        900,000
 -----------                                                                                          ------------
   4,400,000   Total Variable Rate Demand Instruments - Participations                                   4,400,000
 -----------                                                                                          ------------
               Total Investments (99.76%) (Cost $230,123,279+)                                        $230,123,279
               Cash and Other Assets in Excess of Liabilities (0.24%)                                      549,299
                                                                                                      ------------
               Net Assets (100.00%), 230,673,881 Shares Outstanding (Note 3)                           230,672,578
                                                                                                      ============
               Net Asset Value, offering and redemption price per share                               $       1.00
                                                                                                      ============


              +  Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================





FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.


KEY:
     BAN       =    Bond Anticipation Note                    LOC       =    Letter of Credit
     COPS      =    Certificate of Participations             MBIA      =    Municipal Bond Insurance Association
     FGIC      =    Financial Guaranteed Insurance Company    PCFA      =    Pollution Control Finance Authority
     FHA       =    Federal Housing Administration            PCRB      =    Pollution Control Revenue Bond
     GO        =    General Obligation                        RB        =    Revenue Bond
     HRB       =    Hospital Revenue Bond                     ROCS      =    Reset Option Certificates
     IDRB      =    Industrial Development Revenue Bond























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998
================================================================================





INVESTMENT INCOME

 Income:
    Interest....................................................................       $  8,321,637
                                                                                       ------------

 Expenses: (Note 2)
    Investment management fee...................................................            917,866
    Shareholder servicing fee...................................................            573,667
    Administration fee..........................................................            481,880
    Custodian expenses..........................................................             46,989
    Shareholder servicing and related shareholder expenses......................            131,381
    Legal, compliance and filing fees...........................................             39,347
    Audit and accounting........................................................             48,055
    Directors' fees.............................................................              6,083
    Other.......................................................................             13,998
                                                                                       ------------
       Total expenses...........................................................          2,259,266
       Less: Fees waived (Note 2)...............................................       (    298,307)
                                                                                       ------------
       Net expenses.............................................................          1,960,959
                                                                                       ------------
 Net investment income..........................................................          6,360,678
                                                                                       ------------

REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments........................................                  5
                                                                                       ------------
 Increase in net assets from operations.........................................       $  6,360,683
                                                                                       ============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1998 AND 1997
================================================================================




                                                                                 1998                    1997
                                                                           ---------------         ----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..........................................        $     6,360,678         $      5,382,801
    Net realized gain on investments...............................                      5                       16
                                                                           ---------------         ----------------


 Increase in net assets from operations............................              6,360,683                5,382,817


 Dividends to shareholders from net investment income:

    Class A........................................................        (     6,360,678)*       (      5,382,801)*
 Capital share transactions (Note 3):
    Class A........................................................             33,319,530               24,967,548
                                                                           ---------------         ----------------
      Total increase...............................................             33,319,535               24,967,564

 Net assets:
    Beginning of year..............................................            197,353,043              172,385,479
                                                                           ---------------         ----------------
    End of year....................................................        $   230,672,578         $    197,353,043
                                                                           ===============         ================

 * Designated as exempt-interest dividends for federal income tax purposes.


















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.
North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (the Manager) at the annual rate of
 .40% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  1998,  the  Manager   voluntarily  waived
administration fees of $298,307.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $115,042 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.
At August 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $230,673,881. Transactions in capital stock, all at $1.00 per share, were as follows:


Class A                                                          Year                              Year
                                                                 Ended                             Ended
                                                           August 31, 1998                   August 31, 1997
                                                           ---------------                   ---------------
 Sold...................................................       646,778,294                       514,655,437
 Issued on reinvestment of dividends....................         3,510,899                         2,802,982
 Redeemed...............................................   (   616,969,663)                  (   492,490,871)
                                                           ---------------                   ---------------
 Net increase...........................................        33,319,530                        24,967,548
                                                           ===============                   ===============

There were no Class B shares transactions during the fiscal years ended August 31, 1998 and 1997 and no shares were outstanding as of August 31, 1998 and 1997.

4. Sales of Securities.
Accumulated undistributed realized losses at August 31, 1998 amounted to $1,303. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



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

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights.

                                                                       Year Ended August 31,
Class A                                           --------------------------------------------------------------
-------                                              1998         1997         1996         1995         1994
                                                  ----------   ----------   ----------   ----------   ----------

 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year...........    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  ----------   ----------   ----------   ----------   ----------
 Income from investment operations:
   Net investment income......................        0.028        0.028        0.029        0.030        0.018
 Less distributions:
   Dividends from net investment
           income.............................    (   0.028)   (   0.028)   (   0.029)   (   0.030)   (   0.018)
                                                  ----------   ----------   ----------   ----------   ----------
 Net asset value, end of year.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                  ==========   ==========   ==========   ==========   ==========
 Total Return.................................        2.82%        2.82%        2.87%        3.04%        1.86%
 Ratios/Supplemental Data
 Net assets, end of year (000)................    $  230,673   $  197,353   $  172,385   $  164,256   $  122,820
 Ratios to average net assets:
   Expenses (Net of fees waived)..............        0.85%        0.80%        0.80%        0.78%        0.75%
   Net investment income......................        2.77%        2.78%        2.82%        3.01%        1.85%
   Management, shareholder servicing
     and administration fees waived ..........        0.13%        0.18%        0.20%        0.24%        0.29%














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

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights. (Continued)

                                                             December 12, 1998
Class B                                               (Commencement of Operations) to
-------                                                        August 31, 1995
                                                               ---------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.....................      $    1.00
                                                                ----------
 Income from investment operations:
   Net investment income..................................           0.024
 Less distributions:
   Dividends from net investment income...................      (    0.024)
                                                                ----------
 Net asset value, end of period...........................      $    1.00
 Total Return.............................................           3.48%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..........................          -0-
 Ratios to average net assets:
   Expenses (Net of fees waived)..........................           0.51%*
   Net investment income..................................           3.40%*
   Management and administration fees waived .............           0.20%*


 *    Annualized















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


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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



The Board of Directors and Shareholders
North Carolina Daily Municipal Income Fund, Inc.



We have audited the accompanying statement of net assets of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                     \s\McGladrey & Pullen, LLP


New York, New York
September 25,1998



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                                             NORTH
                                             CAROLINA
                                             DAILY
                                             MUNICIPAL
                                             INCOME
                                             FUND






                                                     Annual Report
                                                    August 31, 1998

















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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

North Carolina Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







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